Stock options (Tables)	12 Months Ended
Oct. 31, 2023
Notes to Financial Statements [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of options	Weighted average exercise price
Outstanding at October 31, 2020	2,200,000	$0.10
Granted	9,500,000	0.06
Outstanding at October 31, 2021	11,700,000	$0.06
Granted	2,025,000	0.07
Expired	(2,000,000)	0.07
Outstanding at October 31, 2022	11,725,000	$0.06
Granted	3,000,000	0.09
Expired	(2,400,000)	0.08
Exercised (i)	(2,550,000)	0.09
Outstanding at October 31, 2023	9,775,000	$0.06

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
			Weighted average
Date of issue	Expiry date	Number of options	Exercise price	Remaining contractual life
November 13, 2020	November 13, 2025	5,750,000	$0.05	2.0
October 8, 2021	October 8, 2026	1,000,000	0.07	2.9
December 15, 2021	December 15, 2023	25,000	0.07	0.1
March 20, 2023	March 20, 2028	2,000,000	0.07	4.4
April 6, 2023	April 6, 2024	1,000,000	0.12	0.4
Outstanding at October 31, 2023		9,775,000	$0.06	2.4

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	2023	2022	2021
Share price at grant date	$0.07 - $0.12	$0.03 - $0.05	$0.05
Exercise price	$0.07 - $0.12	$0.07	$0.05 - 0.07
Volatility factor	175% - 184%	212% - 272%	148% - 180%
Risk free interest rate	2.79% - 3.58%	0.97% - 4.33%	0.75%
Expected life of options in years	1 - 5	1 - 2	5
Expected divided yield	0%	0%	0%
Forfeiture rate	0%	0%	0%
Weighted average Black Scholes value at grant date	$0.06 - $0.08	$0.02 - $0.03	$0.05 - $0.06